RISK MANAGEMENT - Credit quality of financial assets (excluding loan portfolio) - Investments in debt securities at FVTPL (Details) - COP ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of financial assets [line items]
Financial assets	$ 304,853,883	$ 280,746,878
Financial assets at fair value through profit or loss, category [member]
Disclosure of financial assets [line items]
Financial assets	24,400,493	19,332,588
Investment securities at fair value [member]
Disclosure of financial assets [line items]
Financial assets	28,472,926	24,446,014
Debt securities [member] | Investment securities at fair value [member] | Financial assets at fair value through profit or loss, mandatorily measured at fair value, category [member]
Disclosure of financial assets [line items]
Financial assets	1,425	1,889
Debt securities [member] | Investment securities at fair value [member] | Financial assets at fair value through profit or loss, mandatorily measured at fair value, category [member] | Speculative grade [member]
Disclosure of financial assets [line items]
Financial assets	1,425	1,889
Corporate | Investment securities at fair value [member] | Financial assets at fair value through profit or loss, mandatorily measured at fair value, category [member] | Speculative grade [member]
Disclosure of financial assets [line items]
Financial assets	$ 1,425	$ 1,889